RECEIVABLES (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Unpaid Principal Balance
Period considered for average recorded investment	4 months	4 months	10 months	10 months	13 months	13 months
Interest Income Recognized
Delinquency period of accounts considered for recognition of income			120 days		120 days	120 days
Minimum account delinquency period for an account to be classified as past due			30 days		30 days	30 days
United States
Interest Income Recognized
Receivables on nonaccrual status	$ 56,935		$ 56,935		$ 87,459	$ 107,966
Canada
Interest Income Recognized
Receivables on nonaccrual status	3,783		3,783		2,968	1,923
Retail | United States
Interest Income Recognized
Receivables on nonaccrual status	31,083		31,083		29,130	54,798
Retail | Canada
Interest Income Recognized
Receivables on nonaccrual status	606		606		122	676
Wholesale | United States
Interest Income Recognized
Receivables on nonaccrual status	25,852		25,852		58,329	53,168
Wholesale | Canada
Interest Income Recognized
Receivables on nonaccrual status	3,177		3,177		2,846	1,247
Individually evaluated for impairment | Retail
Recorded Investment
Total	42,064		42,064		48,195	73,920
Unpaid Principal Balance
Total	40,608		40,608		43,072	68,459
Related Allowance	19,213		19,213		28,266	42,879
Average Recorded Investment
Total	42,019	53,590	41,791	53,991	56,422	85,094
Interest Income Recognized
Total	313	632	1,200	1,875	2,853	4,669
Individually evaluated for impairment | Retail | United States
Recorded Investment
With no related allowance recorded	8,006		8,006		5,614	6,805
With an allowance recorded	31,411		31,411		42,581	66,747
Unpaid Principal Balance
With no related allowance recorded	7,915		7,915		5,597	6,791
With an allowance recorded	30,050		30,050		37,475	61,300
Related Allowance	19,030		19,030		28,266	42,861
Average Recorded Investment
With no related allowance recorded	8,030	4,585	7,609	4,433	4,671	2,741
With an allowance recorded	31,843	49,005	32,193	49,558	51,751	81,927
Interest Income Recognized
With no related allowance recorded	92	147	224	411	88	390
With an allowance recorded	163	485	871	1,464	2,765	4,261
Individually evaluated for impairment | Retail | Canada
Recorded Investment
With no related allowance recorded	2,065		2,065			303
With an allowance recorded	582		582			65
Unpaid Principal Balance
With no related allowance recorded	2,067		2,067			303
With an allowance recorded	576		576			65
Related Allowance	183		183			18
Average Recorded Investment
With no related allowance recorded	1,556		1,507			355
With an allowance recorded	590		482			71
Interest Income Recognized
With no related allowance recorded	58		100			9
With an allowance recorded			5			9
Individually evaluated for impairment | Wholesale
Recorded Investment
Total	30,274		30,274		61,752	56,444
Unpaid Principal Balance
Total	29,029		29,029		61,175	54,415
Related Allowance	5,939		5,939		9,512	10,101
Average Recorded Investment
Total	31,735	79,128	33,914	72,718	72,228	68,234
Interest Income Recognized
Total	134	551	748	1,569	2,579	2,379
Individually evaluated for impairment | Wholesale | United States
Recorded Investment
With an allowance recorded	27,082		27,082		58,826	55,167
Unpaid Principal Balance
With an allowance recorded	25,852		25,852		58,329	53,168
Related Allowance	5,527		5,527		9,000	9,690
Average Recorded Investment
With an allowance recorded	28,468	73,473	30,228	66,461	66,418	64,061
Interest Income Recognized
With an allowance recorded	102	528	656	1,381	2,301	2,226
Individually evaluated for impairment | Wholesale | Canada
Recorded Investment
With an allowance recorded	3,192		3,192		2,926	1,277
Unpaid Principal Balance
With an allowance recorded	3,177		3,177		2,846	1,247
Related Allowance	412		412		512	411
Average Recorded Investment
With an allowance recorded	3,267	5,655	3,686	6,257	5,810	4,173
Interest Income Recognized
With an allowance recorded	$ 32	$ 23	$ 92	$ 188	$ 278	$ 153